Cover	Apr. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2023
Entity File Number	000-54530
Entity Registrant Name	GBT TECHNOLOGIES INC.
Entity Central Index Key	0001471781
Entity Tax Identification Number	27-0603137
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2450 Colorado Ave.
Entity Address, Address Line Two	Suite 100E
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	888
Local Phone Number	685-7336
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable.
Entity Emerging Growth Company	false